Loans from Third Parties - Schedule of Future Obligations for the Loans from Third Parties (Details) - Dec. 31, 2025	CNY (¥)	USD ($)
Schedule of Future Obligations for the Loans from Third Parties [Abstract]
2026	¥ 1,002,637	$ 143,375
2027	2,192,582	313,535
Total future loan payments	3,195,219	456,910
Less: Imputed interest	384,000	54,911
Total loans from third parties	¥ 2,811,219	$ 401,999